ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

China — 2.5%
Consumer Staples — 2.5%
Alibaba Health Information Technology*	1,460,000	$668,409
JD Health International*	214,000	1,075,240
		1,743,649

Germany — 1.9%
Health Care — 1.9%
Siemens Healthineers	30,197	1,280,632

Hong Kong — 1.2%
Health Care — 1.2%
Insilico Medicine Cayman Top*	138,500	807,163

Italy — 1.3%
Health Care — 1.3%
DiaSorin	10,522	869,943

Japan — 1.0%
Health Care — 1.0%
PeptiDream*	117,500	698,986

Luxembourg — 1.6%
Health Care — 1.6%
Eurofins Scientific	14,056	1,102,292

Netherlands — 1.6%
Health Care — 1.6%
Koninklijke Philips	42,743	1,118,306

Switzerland — 5.0%
Health Care — 5.0%
CRISPR Therapeutics*	22,018	1,056,644
Lonza Group	1,841	1,279,291
Tecan Group	4,974	1,144,133
		3,480,068

United Kingdom — 2.0%
Health Care — 2.0%
Compass Pathways ADR*	56,358	639,663
Smith & Nephew PLC	48,085	749,670
		1,389,333

United States — 81.7%
Health Care — 80.4%
Abbott Laboratories	11,713	1,238,064
Adaptive Biotechnologies*	64,619	1,458,451
Agilent Technologies	7,096	981,874
Align Technology*	4,729	799,958
Alnylam Pharmaceuticals*	4,088	840,166
Arrowhead Pharmaceuticals*	16,973	1,436,765
Artivion*	42,246	1,133,460
Axogen*	28,991	1,223,710
Description	Shares	Fair Value
United States — continued
Health Care — continued
Becton Dickinson	6,072	$1,005,645
BioMarin Pharmaceutical*	15,080	905,102
Bio-Rad Laboratories, Cl A*	3,201	1,041,861
Boston Scientific*	25,562	1,194,512
Bristol-Myers Squibb	15,926	1,040,127
CareDx*	42,385	1,852,648
Charles River Laboratories International*	5,092	1,183,941
CONMED	23,645	1,094,764
Danaher	5,923	1,154,866
Edwards Lifesciences*	12,485	1,074,584
GE HealthCare Technologies	15,208	1,034,448
Glaukos*	7,940	1,323,757
Globus Medical, Cl A*	13,339	1,050,980
GRAIL*	17,377	1,191,367
Guardant Health*	9,878	1,600,137
Illumina*	7,028	1,441,443
Incyte*	10,419	1,245,279
Integra LifeSciences Holdings*	46,382	772,260
Intuitive Surgical*	2,934	1,036,670
IQVIA Holdings*	6,182	1,452,894
IRhythm Holdings*	9,349	1,095,422
LivaNova*	16,115	1,291,456
Medpace Holdings*	2,539	1,465,282
Moderna*	18,698	1,025,024
Natera*	5,764	1,543,369
Novocure*	60,745	901,456
Omnicell*	17,112	605,251
Penumbra*	3,558	1,142,794
QIAGEN	26,387	1,092,422
Regeneron Pharmaceuticals	1,789	1,364,345
Revvity	6,936	780,439
Roche Holding	2,318	1,013,096
Stryker	4,057	1,321,365
Tempus AI, Cl A*	25,657	1,125,573
Thermo Fisher Scientific	2,621	1,505,240
Twist Bioscience*	16,853	1,542,892
United Therapeutics*	1,620	838,690
Veeva Systems, Cl A*	4,131	841,815
Veracyte*	20,625	955,350
Vertex Pharmaceuticals*	2,773	1,322,998
		55,584,012

Information Technology — 1.3%
Novanta*	6,429	916,454
		56,500,466

Total Common Stock
(Cost $60,913,257)		68,990,838

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(A)	113,054	$113,054

Total Short-Term Investment
(Cost $113,054)		113,054

Total Investments - 100.0%
(Cost $61,026,311)		$69,103,892

Percentages are based on Net Assets of $69,122,543.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2026.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2600